Discontinued Operations and Assets Held for Sale (Details) - Schedule of Operations Assets and Liabilities Have Been Reclassified - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Discontinued Operations [Member]
Discontinued Operations Current Assets:
Cash	$ 2,703	$ 270,707
Accounts receivable, net	105,194	110,977
Inventory		153,149
Other current assets	10,562	94,919
Current assets held for sale	118,459	629,752
Noncurrent Assets:
Property and equipment, net	27,595	93,132
Intangible assets		153,004
Other assets		66,695
Noncurrent assets held for sale	27,595	312,831
Total assets held for sale	146,054	942,583
Current Liabilities:
Accounts payable and accrued expenses	13,759	235,348
Deferred revenue		47,823
Notes payable obligation, current portion		1,579
Capital lease obligation, current portion		10,562
Total liabilities held for sale	13,759	295,312
Cards Plus [Member]
Discontinued Operations Current Assets:
Cash		182,518
Accounts receivable, net		88,235
Inventory		153,149
Other current assets		52,678
Current assets held for sale		476,580
Noncurrent Assets:
Property and equipment, net		24,619
Intangible assets		153,004
Noncurrent assets held for sale		177,623
Total assets held for sale		654,203
Current Liabilities:
Accounts payable and accrued expenses		122,725
Deferred revenue		47,823
Notes payable obligation, current portion		1,579
Capital lease obligation, current portion		1,056
Total liabilities held for sale		173,183
MultiPay [Member]
Discontinued Operations Current Assets:
Cash	2,703	88,189
Accounts receivable, net	105,194	22,742
Other current assets	10,562	42,241
Current assets held for sale	118,459	153,172
Noncurrent Assets:
Property and equipment, net	27,595	68,513
Other assets		66,695
Noncurrent assets held for sale	27,595	135,208
Total assets held for sale	146,054	288,380
Current Liabilities:
Accounts payable and accrued expenses	13,759	112,623
Total liabilities held for sale	$ 13,759	$ 112,623